Adoption of new and revised standards	12 Months Ended
Oct. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of new and revised standards	Adoption of new and revised standards
Annual Improvements to IFRS Standards
The Company has adopted the amendments included in the Annual Improvements to IFRS Standards 2016–2018 Cycle as at November 1, 2020. The Annual Improvements include amendments to IFRS 9 Financial Instruments, IFRS 3 Business Combinations, IFRS 16 Leases, IAS 1 Presentation of Financial Statements, and IAS 8 Accounting policies, changes in accounting estimates and errors.

Management has assessed the impact of the adoption of the new standards and concluded it to be not material.